Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Ordinary shares, par value (in Dollars per share)		$ 1.25
Ordinary shares, authorized		800,000,000
Ordinary shares, issued		3,200,210
Ordinary shares, outstanding		3,200,210
Reclassified
Ordinary shares, par value (in Dollars per share)			$ 1.25
Ordinary shares, authorized			800,000,000
Ordinary shares, issued	[1]		160,154
Ordinary shares, outstanding	[1]		160,154

[1]	Retrospectively restated for effect of reverse stock split on March 30, 2026.